Loans and Allowance for Loan and Lease Losses - Related Party Loans (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Related party loans [Roll Forward]
Balance, beginning of year	$ 13,079
Advances	467
Less: repayments	(1,467)
Balance, end of year	$ 12,079